Taxation - Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Taxation
Balance at beginning of the year	¥ (305,974)	¥ (225,250)
Current period addition	(16,799)	(80,724)
Balance at end of the year	¥ (322,773)	¥ (305,974)